Preferred, Common Shares and Additional paid in capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Preferred, Common Shares and Additional paid in capital

9.       Preferred, Common Shares and Additional paid in capital:

Preferred Shares: Star Bulk is authorized to issue up to 25,000,000 preferred shares, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2022 and 2023 the Company had not issued any preferred shares.

Common Shares: As per the Company’s Amended and Restated Articles of Incorporation, Star Bulk is authorized to issue up to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company’s common shares entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of common shares are entitled to ratably receive all dividends, if any, declared by the Company’s Board of Directors out of funds legally available for dividends. Holders of common shares do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding common shares are fully paid and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company may issue in the future.

On August 5, 2021, the Board of Directors authorized a share repurchase program of up to an aggregate of $50,000. The timing and amount of any repurchases will be in the sole discretion of the Company’s management team, and will depend on legal requirements, market conditions, share price, alternative uses of capital and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The repurchase program has no expiration date and may be suspended or terminated by the Company at any time without prior notice. Common shares repurchased as part of this program will be cancelled by the Company. On May 16, 2023, the Company’s Board of Directors cancelled the previous share repurchase program under which $8,549 was still outstanding to be repurchased and authorized a new share repurchase program, with similar terms, of up to an aggregate of $50,000 (together with the previous authorized share repurchase program “Share Repurchase Program”). During the years ended December 31, 2021, 2022 and 2023 under the Share Repurchase Program, the Company repurchased 466,268 shares, 790,011 shares and 638,572 shares, respectively, in open market transactions, respectively, for an aggregate consideration, including commissions, of $10,278, $20,068 and $13,056, respectively. All repurchased shares, were cancelled and have been removed from the Company’s share capital.

During the year ended December 31, 2021 the Company issued 2,100,000 and 3,000,000 of its common shares in connection with the delivery of the three vessels acquired from entities affiliated with E.R. Capital Holding GmbH & Cie. KG and the seven vessels acquired from Eneti Inc., respectively. In addition, during the same period, the Company cancelled its 6,971 treasury shares.

9.       Preferred, Common Shares and Additional paid in capital – (continued):

On July 1, 2021, the Company entered into two “at the market” offering programs, one with Jefferies LLC (“Jefferies”) and one with Deutsche Bank Securities Inc. (“Deutsche Bank” and together with Jefferies, the “Sales Agents”). In accordance with the terms of each at-the-market sale agreement with Jefferies and Deutsche Bank, the Company may offer and sell a number of its common shares, having an aggregate offering price of up to $75,000 at any time and from time to time through each of the Sales Agents, as agent or principal. The Company intends to use the net proceeds from any sales under the two “at the market” offering programs for capital expenditures, working capital, debt repayment, funding for vessel and other asset or share acquisitions or for other general corporate purposes, or a combination thereof. During the years ended December 31, 2021, 2022 and 2023, the Company issued and sold nil, 654,690 common shares and 678,282 common shares, respectively, through the effective at-the-market offering programs which resulted in proceeds net of commissions paid (excluding other offering expenses) of nil $19,792 and $13,165, respectively.

On September 21, 2023 and on October 30, 2023, the Company agreed to repurchase 10.0 million of its common shares at a price of $18.50 per common share (the “First Oaktree Share Repurchase”) and 10.0 million of the Company’s common shares at a price of $19.50 per common share (the “Second Oaktree Share Repurchase”), respectively, from affiliates of Oaktree. The First Oaktree Share Repurchase was completed in early October 2023 and the Second Oaktree Share Repurchase was completed in early December 2023, with all repurchased shares being withdrawn and cancelled.

During the years ended December 31, 2021, 2022 and 2023, the Company issued 521,310 common shares, 697,979 common shares and 1,126,472 common shares, respectively, to the Company’s directors and employees in connection with its equity incentive plans (Note 11).

Pursuant to its existing dividend policy, the Company during the year ended December 31, 2021 declared a cash dividend of $230,473 (or $2.25 per common share), out of which an amount of $233 remained outstanding as of December 31, 2021 and was settled within 2022. During the year ended December 31, 2022, the Company declared a cash dividend of $668,464 (or $6.50 per common share). During the year ended December 31, 2023, the Company declared cash dividends of $158,052 (or $1.57 per common share).